Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
22.
COMMITMENTS AND CONTINGENCIES

Cloud service purchase commitment

As of December 31, 2022, the Company has outstanding purchase commitments in relation to cloud services consisting of the following:

	RMB	US$
	(in thousands)
For the year ending December 31, 2023	25,341	3,674

Litigation and contingencies

The Group and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to acts of non-compliance with respect to third-party services and lease contracts, which are handled and defended in the ordinary course of business. The Group may be unable to estimate the reasonably possible loss or a range of reasonably possible losses until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, or the progress of settlement negotiations. The Group accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount. The Group expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.

22.
COMMITMENTS AND CONTINGENCIES (CONTINUED)

In August 2022, the Company and certain of its directors and officers were named as defendants in a securities class action lawsuit filed in in the U.S. District Court for the Southern District of New York. The plaintiff in the action asserted non-fraud, strict liability claims under the U.S. Securities Act and alleged material omissions and misrepresentations in the Company’s registration statements on Form F-1 (including all amendments made thereto) and final prospectus (collectively, the “Offering Documents”) issued in connection with the Company’s U.S. listing. This case remains in the preliminary stage and the likelihood of any unfavorable outcome or the amount or range of any potential loss associated with the resolution of this lawsuit cannot be reasonably estimated at the issuance date of the consolidated financial statements. As a result, as of December 31, 2022, the Company did not record any liabilities for the loss contingencies pertaining to the case described above.